Income Tax - Summary of Deferred Tax Assets (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Deferred tax assets and liabilities [abstract]
Tax effect of interest expense	$ 1,112